ACQUISITION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Summary of consideration transferred, assets acquired, and liabilities assumed
The following summarizes the consideration transferred, fair value of assets acquired and liabilities assumed at the acquisition date:
(in US$ millions)

Total consideration transferred for the acquisition	$5,107
Assets acquired
Cash and cash equivalents	1,021
Investments	22,519
Accrued investment income	101
Reinsurance recoverables	45
Premiums due and other receivables	437
Deferred tax assets	369
Property and equipment	175
Prepaid pension	149
Equity accounted investment	1,402
Deferred acquisition costs and value of business acquired	571
Reinsurance assets	410
Investment properties	541
Other assets	198
Separate account assets	1,123
Total assets acquired	29,061
Liabilities assumed
Future policy benefits	5,333
Policyholders' account balances	13,880
Policy and contract claims	1,706
Unearned premium reserve	1,073
Other policyholder funds	324
Notes payable	158
Other liabilities	449
Separate account liabilities	1,123
Total liabilities assumed	24,046
Less: Non-controlling interest	(10)
Net assets acquired	5,005
Goodwill	$102